UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Shares/Par	Value

INVESTMENT IN AFFILIATED FUNDS — 66.6%
Wilshire International Equity Fund, Institutional Class		16,914,090	$143,938,903
Wilshire Large Company Growth Portfolio, Institutional Class		1,569,156	62,813,303
Wilshire Large Company Value Portfolio, Institutional Class		2,714,057	51,947,047
Wilshire Small Company Growth Portfolio, Institutional Class (a)		585,044	14,479,844
Wilshire Small Company Value Portfolio, Institutional Class (a)		618,343	13,158,338

Total Investment in Affiliated Funds Cost $319,334,222)			286,337,435

ASSET-BACKED SECURITIES — 18.0%
Financials — 1.3%
ARES XI CLO, Ltd.
3.286%(b) (c)	10/11/21	$2,000,000	1,971,776
ARES XXIII CLO, Ltd.
3.487%(b) (c)	04/19/23	1,250,000	1,243,875
CIFC Funding, Ltd.
1.811%(b) (c)	05/10/21	1,300,000	1,275,367
3.379%(b) (c)	08/14/24	1,000,000	991,428
			5,482,446
Industrials — 0.6%
Gramercy Park CLO, Ltd.
3.224%(b) (c)	07/17/23	1,500,000	1,500,023
4.324%(b) (c)	07/17/23	1,000,000	1,002,437
			2,502,460
Other Asset-Backed Securities — 16.1%
AABS, Ltd.
4.875%(d)	01/15/38	583,333	586,950
AASET
5.125%(b)	12/15/29	1,413,462	1,392,260
7.375%(b)	12/15/29	706,731	706,731
ACAS CLO, Ltd.
2.601%(b) (c)	09/20/23	1,000,000	998,480
3.437%(b) (c)	09/20/23	1,000,000	999,653
AMMC CLO XIII, Ltd.
2.993%(b) (c)	01/26/26	1,500,000	1,450,471
Babson CLO, Ltd.
0.000%(c)	05/15/23	1,000,000	767,382
Baker Street CLO II, Ltd.
1.019%(b) (c)	10/15/19	1,500,000	1,436,340
Brad CDO, Ltd.
4.213%(e) (f)	03/12/26	948,978	958,505
Castlelake Aircraft Securitization Trust
5.250%(c)	02/15/29	834,323	826,147
7.500%(c)	02/15/29	744,931	738,599
Cent CLO LP
2.550%(b) (c)	08/01/24	500,000	499,864
3.500%(b) (c)	08/01/24	1,000,000	1,000,120
Chesterfield Financial Holdings LLC
4.500%(c)	12/15/34	941,000	940,906

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
CIFC Funding, Ltd.
2.232%	12/05/24	$1,500,000	$1,496,564
Connecticut Valley Structured Credit CDO III, Ltd.
0.976%(b) (c)	03/23/23	241,806	238,842
Diamond Head Aviation, Ltd.
3.810%(c)	07/14/28	953,645	948,686
Dryden 37 Senior Loan Fund
0.215%(c)	04/15/27	1,000,000	933,341
Duane Street CLO IV, Ltd.
1.309%(b) (c)	11/14/21	1,500,000	1,442,779
ECAF I, Ltd.
4.947%(c)	06/15/40	1,000,000	999,800
Flagship CLO VI
2.732%(b) (c)	06/10/21	2,000,000	1,947,446
Flagship VII, Ltd.
3.247%(b) (c)	01/20/26	1,500,000	1,441,434
Fortress Credit Investments IV, Ltd.
2.224%(b) (c)	07/17/23	1,250,000	1,246,250
Fortress Credit Opportunities V CLO, Ltd.
2.933%(b) (c)	10/15/26	1,000,000	991,900
3.833%(b) (c)	10/15/26	1,000,000	976,599
Gale Force CLO, Ltd.
3.833%(b) (c)	08/20/21	1,250,000	1,250,369
GCAT LLC
3.721%(c) (d)	10/25/19	2,746,199	2,761,484
Golub Capital Partners CLO, Ltd.
2.288%(b) (c)	08/05/27	1,000,000	988,825
2.727%(b) (c)	10/25/26	700,000	684,740
3.237%(b) (c)	10/20/21	2,500,000	2,492,145
Great Lakes CLO, Ltd.
2.220%(b) (c)	07/15/26	1,000,000	989,476
GSAA Home Equity Trust
0.464%(b)	07/25/37	1,272,239	1,080,912
Halcyon Loan Advisors Funding, Ltd.
3.195%(b) (c)	12/20/24	1,500,000	1,442,931
Helios Series I Multi Asset CBO, Ltd.
1.295%(b) (c)	12/13/36	922,128	884,919
Highbridge Loan Management, Ltd.
2.569%(b) (c)	09/20/22	1,000,000	999,943
3.569%(b) (c)	09/20/22	1,000,000	1,001,904
ING Investment Management CLO, Ltd.
2.494%(b) (c)	06/14/22	1,500,000	1,436,610
Ivy Hill Middle Market Credit Fund IX, Ltd.
2.737%(b) (c)	10/18/25	2,000,000	1,999,200
Katonah, Ltd.
2.325%(b) (c)	04/17/20	1,000,000	971,979
Keuka Park CLO, Ltd.
0.000%(c)	10/21/24	1,250,000	876,294
KVK CLO, Ltd.
0.000%(c)	04/14/25	1,150,000	603,912

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
Marea CLO, Ltd.
2.089%(b) (c)	10/15/23	$1,250,000	$1,215,250
Nationstar HECM Loan Trust
4.500%(c)	11/25/17	453,750	458,709
Neuberger Berman CLO, Ltd.
3.377%	07/25/23	1,500,000	1,506,798
4.025%(c)	07/25/23	450,000	249,980
Ocean Trails CLO IV
3.314%(b) (c)	08/13/25	1,750,000	1,687,189
Rampart CLO, Ltd.
2.170%(b) (c)	10/25/21	1,000,000	987,616
Regatta V Funding, Ltd.
3.445%(b) (c)	10/25/26	1,500,000	1,510,210
Rise Ltd.
4.750%(b)	02/15/39	1,347,777	1,357,885
Rockwall CDO II, Ltd.
0.850%(b) (c)	08/01/24	1,500,000	1,373,066
Steele Creek CLO, Ltd.
2.583%(b) (c)	08/21/26	2,000,000	1,938,638
TICP CLO II, Ltd.
3.287%(b) (c)	07/20/26	1,000,000	981,979
Treman Park CLO LLC
0.466%(c)	04/20/27	500,000	476,050
Triaxx Prime CDO, Ltd.
0.459%(b) (c)	10/02/39	1,363,858	1,268,388
Venture VI CDO, Ltd.
1.780%(b) (c)	08/03/20	2,250,000	2,070,556
Venture XII CLO, Ltd.
3.175%(b) (c)	02/28/24	1,000,000	970,019
Vibrant CLO, Ltd.
2.384%(b) (c)	07/17/24	1,000,000	982,400
VOLT XXVII LLC
3.375%(c) (d)	08/27/57	1,021,634	1,020,636
WhiteHorse IV, Ltd.
1.737%(b) (c)	01/17/20	1,500,000	1,423,683
Wrightwood Capital Real Estate CDO, Ltd.
0.763%(b) (c)	11/21/40	1,450,000	1,374,596
			69,285,340
Total Asset-Backed Securities
(Cost $78,126,871)			77,270,246

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
Non-Agency Mortgage-Backed Obligation — 5.1%
Acre Commercial Mortgage Trust
2.698%(b) (c)	08/15/31	1,000,000	984,548
Alliance Bancorp Trust
0.434%(b)	07/25/37	1,318,615	863,638
American Home Mortgage Assets Trust
0.384%(b)	12/25/46	1,957,742	1,344,033
0.384%(b)	10/25/46	1,442,694	956,160
Banc of America Funding, Ltd.
0.409%(b) (c)	11/03/41	1,514,994	1,409,399
Capmark Military Housing Trust
5.746%(c) (e)	02/10/52	1,939,189	1,909,461
6.059%(c)	10/10/52	485,851	458,133

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
GE Business Loan Trust
0.657%(b) (c)	04/16/35	$1,264,389	$1,167,850
HarborView Mortgage Loan Trust
0.366%(b)	01/25/47	1,212,415	920,125
0.406%(b)	01/19/38	1,268,567	1,070,260
Hilton USA Trust
4.602%(b) (c)	11/05/30	1,000,000	1,009,688
LSTAR Securities Investment Trust
2.199%(b) (c)	04/01/20	1,107,573	1,104,240
3.299%(b) (c)	09/01/21	2,740,361	2,740,361
Luminent Mortgage Trust
0.394%(b)	02/25/46	1,764,008	1,300,935
Morgan Stanley Re-REMIC Trust
0.542%(b) (c)	06/26/36	1,175,530	880,136
Motel 6 Trust
4.532%(c)	02/05/20	1,000,000	998,363
PFP, Ltd.
2.206%(b) (c)	07/14/34	1,000,000	995,600
SRERS Funding, Ltd.
0.442%(b) (c)	05/09/46	1,813,099	1,739,984
Total Collateralized Mortgage Obligations
(Cost $22,190,624)			21,852,914

CORPORATE BONDS — 4.6%
Consumer Discretionary — 0.1%
Wyndham Worldwide Corp.
5.100%	10/01/25	400,000	405,538

Consumer Staples — 0.4%
Bumble Bee Holdings, Inc.
9.000%(c) (g)	12/15/17	769,000	784,380
Vector Group, Ltd.
7.750%	02/15/21	1,000,000	1,057,375
			1,841,755
Energy — 0.2%
Atlas Energy Holdings Operating Co. LLC
9.250%(f)	08/15/21	500,000	210,000
Dynagas LNG Partners
6.250%(f)	10/30/19	500,000	415,000
			625,000
Financials — 3.1%
Ares Finance Co. II LLC
5.250%(c) (g)	09/01/25	1,340,000	1,363,818
Atlantic Marine Corp. Communities LLC
5.433%(c)	12/01/50	723,852	722,607
Bank of America Corp.
5.125%(b)	12/31/49	1,700,000	1,659,625
6.100%(b)	12/29/49	400,000	388,520
Citigroup, Inc.
5.800%(b)	11/29/49	160,000	157,480

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Financials — (continued)
Citigroup, Inc. (continued)
5.875%(b)	12/29/49	$685,000	$674,725
5.950%(b)	12/29/49	140,000	138,075
5.950%(b) (g)	12/31/49	1,250,000	1,178,125
GMH Military Housing-Navy Northeast LLC
6.298%(e)	10/15/49	725,000	772,553
Jefferies Finance LLC
7.500%(c) (g)	04/15/21	500,000	467,500
JPMorgan Chase & Co.
5.000%(b) (g)	12/29/49	2,200,000	2,139,500
Morgan Stanley
5.550%(b)	12/29/49	500,000	492,500
Ohana Military Communities LLC
5.558%(c)	10/01/36	600,000	634,914
SunTrust Banks, Inc.
5.625%(b) (g)	12/15/19	2,300,000	2,311,500
Wachovia Capital Trust III
5.570%(b)	12/31/49	210,000	205,810
			13,307,252
Health Care — 0.1%
Tenet Healthcare Corp.
3.837%(b) (c) (g)	06/15/20	500,000	496,563

Industrials — 0.3%
Quality Distribution LLC
9.875%(g)	11/01/18	1,416,000	1,459,188

Information Technology — 0.4%
CDK Global, Inc.
4.500%	10/15/24	350,000	352,494
Hewlett Packard Enterprise Co.
4.400%(c)	10/15/22	600,000	598,812
4.900%(c)	10/15/25	700,000	698,075
			1,649,381
Total Corporate Bonds
(Cost $20,253,596)			19,784,677

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bond
3.192%(h)	11/15/44	3,263,000	1,351,375
U.S. Treasury Note
2.000%(g)	08/15/25	12,543,000	12,476,697

Total U.S. Treasury Obligations (Cost $13,768,668)			13,828,072

MUNICIPAL BONDS — 2.8%
Chicago, Ser B, GO
5.432%	01/01/42	300,000	251,658
Chicago City Colleges, GO
5.110%(h)	01/01/31	1,500,000	630,420
Chicago Waterworks Revenue, RB
6.742%	11/01/40	290,000	324,284

	Maturity Date	Par	Value

MUNICIPAL BONDS — (continued)
College of the Sequoias Tulare Area Improvement District No. 3, GO
2.596%(d)	08/01/42	$1,000,000	$509,490
Detroit Wayne County Stadium Authority, RB
5.000%	10/01/26	400,000	441,868
Illinois, GO
5.650%(g)	12/01/38	2,000,000	1,939,500
Industry Public Facilities Authority, TA
5.044%	01/01/27	1,000,000	1,026,370
Jefferson Sewer Revenue, RB
5.209%(h)	10/01/30	3,000,000	1,429,440
Metropolitan Pier & Exposition Authority, Ser B, RB
4.840%(h)	06/15/45	1,000,000	214,630
Miami-Dade, Sub-Ser, RB
5.142%(h)	10/01/42	3,250,000	901,095
5.062%(g) (h)	10/01/45	5,550,000	1,314,906
New Jersey Transportation Trust Fund Authority, Ser C, RB
4.840%(h)	12/15/32	2,000,000	821,820
Port Authority of New York & New Jersey, Ser 182, RB
5.310%	08/01/46	270,000	290,134
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB
5.125%(f)	07/01/47	1,000,000	910,010
Puerto Rico Electric Power Authority, Ser NN, RB
4.750%(f)	07/01/33	405,000	350,940
Puerto Rico Highways & Transportation Authority, Ser D, RB
5.000%(f)	07/01/32	350,000	326,270
Puerto Rico Highways & Transportation Authority, Ser CC, RB
5.500%(f)	07/01/28	250,000	240,460
San Marcos Unified School District, Ser B, GO
4.370%(h)	08/01/47	1,200,000	290,796
Total Municipal Bonds
(Cost $12,407,584)			12,214,091

LOAN PARTICIPATIONS — 1.7%
Albertson's LLC, Term B-4 Loan
5.500%	08/25/21	496,338	496,031
Atkore International, Inc., Initial Term Loan (First Lien)
4.500%	04/09/21	173,250	165,021
Auris Luxembourg II, Term Loan B-4
4.250%	01/17/22	997,500	994,587

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

LOAN PARTICIPATIONS — (continued)
BJ's Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	$594,482	$587,942
Carecore National, LLC, Term Loan
5.500%	03/05/21	163,116	152,513
CompuCom Systems, Inc., Term Loan
4.250%	05/07/20	333,948	267,159
Fitness International, LLC, Term B Loan
5.500%	07/01/20	495,744	472,816
Gates Global LLC, Initial Dollar Term Loan
4.250%	07/05/21	595,500	563,170
Hardware Holdings LLC, Term Loan (First Lien)
6.750%(f)	03/30/20	645,125	628,997
Hub International Limited, Initial Term Loan
4.000%	10/02/20	197,995	193,231
Interactive Data Corporation, Term Loan
4.750%	05/02/21	99,000	98,598
Landmark Aviation FBO Canada, Inc., Canadian Term Loan
4.750%	10/25/19	26,452	26,221
Lineage Logistics, LLC, Term Loan
4.500%	04/07/21	445,489	428,226
LM U.S. Member LLC (LM U.S. Corp Acquisition Inc.), Initial Term Loan (First Lien)
4.750%	10/25/19	666,490	660,658
Ranpak Cov-Lite, 2nd Lien Term Loan
8.250%	09/22/22	200,000	198,250
TelX Group, Inc., The, Initial Term Loan (First Lien)
4.500%	04/09/20	495,000	492,936
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan
4.750%	10/01/21	992,500	950,736

Total Loan Participations (Cost $7,561,267)			7,377,092

FOREIGN BONDS — 1.5%
Canada — 0.4%
Sirius XM Canada Holdings, Inc.
5.625%(c)	04/23/21	CAD 400,000	298,239
Yamana , Inc.
4.950%(i)	07/15/24	1,450,000	1,295,633
			1,593,872

	Maturity Date	Par/Shares	Value

FOREIGN BONDS — (continued)
Dominican Republic — 0.1%
Dominican Republic International Bond
6.850%(c) (g) (i)	01/27/45	$700,000	$673,750

Kenya — 0.2%
Kenya Government International Bond
6.875%(c) (i)	06/24/24	900,000	815,400

Mexico — 0.1%
Mexico Government International Bond
4.600%(g) (i)	01/23/46	500,000	445,000

Panama — 0.1%
Autoridad del Canal de Panama
4.950%(c) (f) (i)	07/29/35	500,000	495,171

Peru — 0.3%
Corp. Financiera de Desarrollo SA
5.250%(b) (c) (i)	07/15/29	1,350,000	1,326,375

Supra-National — 0.1%
Africa Finance Corp. MTN
4.375%(c) (i)	04/29/20	500,000	502,625

United Kingdom — 0.2%
HSBC Holdings PLC
6.375%(b) (i)	12/29/49	250,000	239,063
Moto Finance PLC
6.375%(c)	09/01/20	GBP 300,000	458,398
			697,461
Total Foreign Bonds
(Cost $6,961,177)			6,549,654

OPEN-END FUND — 0.9%
Guggenheim Strategy Fund I, Institutional Class* (a)		151,274	3,763,688

Total Open-End Fund (Cost $3,764,906)			3,763,688

ESCROW SECURITIES — 0.0%
Financials — 0.0%
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(j)	11/29/49	200,000	—
Lehman Brothers Holdings, Inc. MTN
6.500%(j)	07/19/17	160,000	—
6.750%(j)	12/28/17	340,000	—
Total Escrow Securities
(Cost $—)			—

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2015
Schedule of Investments	(Unaudited)

Maturity Date	Shares/Contracts	Value

SHORT-TERM INVESTMENT — 0.1%
Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%(k)	250,250	$250,250

Total Short-Term Investment(Cost $250,250)		250,250
Total Investments- 104.5%
(Cost $484,619,165)‡		449,228,119
Other Assets & Liabilities, Net - (4.5)%		(19,223,901)
NET ASSETS - 100.0%		$430,004,218
PURCHASED OPTION† — 0.0%
iShares 7-10 Year Treasury Bond ETF, Expires 12/19/15, Strike Price $106.00(a)	618	120,510

Total Purchased Option (Cost $74,778)		120,510
WRITTEN OPTION†— 0.0%
iShares 7-10 Year Treasury Bond ETF, Expires 12/19/15, Strike Price $111.00(a)	(618)	(24,720)

Total Written Option (Premiums Received $16,686)		(24,720)

*	Affiliated Fund.
†	For the period ended September 30, 2015, the total amount of open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these derivative types during the period.
(a)	Non-income producing security.
(b)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2015. The date reported on the Schedule of Investments is the final maturity date.
(c)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(d)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2015. The coupon on a step bond changes on a specified date.
(e)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2015, the total market value of this security was $3,640,519 and represented 0.8% of Net Assets.
(f)	Security considered illiquid. The total value of such security as of September 30, 2015 was $4,535,353 and represented 1.1% of Net Assets.
(g)	Security, or portion thereof, has been pledged as collateral on open reverse repurchase agreements.
(h)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(i)	Foreign security denominated in U.S. currency.
(j)	Security in default on interest payments.
(k)	Rate shown is the 7-day effective yield as of September 30, 2015.
‡	At September 30, 2015, the tax basis cost of the Fund's investments was $484,619,165, and the unrealized appreciation and depreciation were $772,347 and $(36,163,393) respectively.

A list of the outstanding forward foreign currency contracts held by the Fund at September 30, 2015, is as follows:
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation

Bank of America	10/07/15	CAD	399,000	USD	300,606	$1,628
Bank of America	10/07/15	GBP	302,000	USD	459,158	2,324
						$3,952

For the period ended September 30, 2015, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

CAD — Canadian Dollar
CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
CLO — Collateralized Loan Obligation
ETF —  Exchange Traded Fund
GBP —  British Pound
GO —  General Obligation
HECM —  Home Equity Conversion Mortgage
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RB —  Revenue Bond
Ser — Series
TA — Tax Allocation
USD — United States Dollar
Amounts designated as “—” are $0 or have been rounded to $0.

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2015
Schedule of Investments	(Unaudited)

As of September 30, 2015, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount	Counterparty		Value

$(1,727,695)	Bank of America	1.130%	$(1,727,695)
(2,068,469)	Bank of America	-0.790%	(2,068,469)
(1,732,008)	Bank of America	-1.110%	(1,732,008)
(1,112,124)	Bank of America	-1.240%	(1,112,124)
(1,218,000)	Barclays	0.950%	(1,218,000)
(1,161,064)	Barclays	0.950%	(1,161,064)
(892,000)	BNP Paribas	-1.060%	(892,000)
(1,431,750)	Credit Suisse First Boston	1.250%	(1,431,750)
(783,125)	Credit Suisse First Boston	0.900%	(783,125)
(1,167,188)	Credit Suisse First Boston	0.750%	(1,167,188)
(450,000)	Credit Suisse First Boston	0.500%	(450,000)
(1,258,394)	Credit Suisse First Boston	-1.400%	(1,258,394)
(1,845,000)	RBC	1.040%	(1,845,000)
(644,037)	RBC	1.000%	(644,037)
(1,293,100)	RBC	0.910%	(1,293,100)
(1,110,000)	RBC	0.900%	(1,110,000)
(910,000)	RBC	0.800%	(910,000)
			$(20,803,954)

The following is a list of the inputs used as of September 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3††	Total
Investment in Affiliated Funds	$286,337,435	$—	$—	$286,337,435
Asset-Backed Securities	—	76,311,741	958,505	77,270,246
Collateralized Mortgage Obligations	—	19,943,453	1,909,461	21,852,914
Corporate Bonds	—	19,012,124	772,553	19,784,677
U.S. Treasury Obligations	—	13,828,072	—	13,828,072
Municipal Bonds	—	12,214,091	—	12,214,091
Loan Participations	—	7,377,092	—	7,377,092
Foreign Bonds	—	6,549,654	—	6,549,654
Open-End Fund	3,763,688	—	—	3,763,688
Escrow Securities	—	—	—^	—^
Short-Term Investment	250,250	—	—	250,250
Total Investments in Securities	$290,351,373	$155,236,227	$3,640,519	$449,228,119

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$120,510	$—	$—	$120,510
Written Option	(24,720)	—	—	(24,720)
Forwards Contracts**
Unrealized Appreciation	—	3,952	—	3,952
Reverse Repurchase Agreements	—	(20,803,954)	—	(20,803,954)
Total Other Financial Instruments	$95,790	$(20,800,002)	$—	$(20,704,212)

††	A reconciliation of Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.
**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Lehman Brothers Holdings Capital Trust VII MTN and Lehman Brothers Holdings, Inc. MTN were considered Level 3 when originally converted to escrow shares and were valued at $0, and the values have remained $0 throughout the period ended September 30, 2015.

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2015, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	September 30, 2015
Schedules of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 98.5%
42,830	SPDR Barclays High Yield Bond ETF	$1,527,318
21,940	Vanguard Extended Market ETF	1,790,962
134,210	Vanguard FTSE Developed Markets ETF(a)	4,783,244
36,006	Vanguard FTSE Emerging Markets ETF(a)	1,191,439
12,100	Vanguard Growth ETF	1,213,509
36,350	Vanguard S&P 500 ETF(a)	6,387,059
71,360	Vanguard Scottsdale Funds Intermediate-Term Corporate Bond ETF	6,096,285
32,780	Vanguard Short-Term Inflation-Protected Securities ETF	1,585,896
69,870	Vanguard Total Bond Market ETF	5,724,449

Total Exchange Traded Funds - 98.5%
(Cost $29,435,101)		30,300,161

SHORT-TERM INVESTMENTS (c) - 25.5%
402,651	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	402,651
7,429,736	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (b)	7,429,736

Total Short-Term Investments - 25.5%
(Cost $7,832,387)		7,832,387

Total Investments - 124.0%
(Cost $37,267,488)†		38,132,548
Other Assets & Liabilities, Net - (24.0)%		(7,388,171)
NET ASSETS - 100.0%		$30,744,377

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 98.7%
48,576	SPDR Barclays High Yield Bond ETF	$1,732,220
47,120	Vanguard Extended Market ETF	3,846,406
323,660	Vanguard FTSE Developed Markets ETF(a)	11,535,243
112,081	Vanguard FTSE Emerging Markets ETF(a)	3,708,760
22,500	Vanguard Growth ETF	2,256,525
83,240	Vanguard S&P 500 ETF	14,626,101
100,540	Vanguard Scottsdale Funds Intermediate-Term Corporate Bond ETF	8,589,132
37,690	Vanguard Short-Term Inflation-Protected Securities ETF	1,823,442
104,852	Vanguard Total Bond Market ETF	8,590,524

Total Exchange Traded Funds - 98.7%
(Cost $55,150,959)		56,708,353

SHORT-TERM INVESTMENTS (c) - 26.2%
644,016	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	644,016
14,392,821	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (b)	14,392,821

Total Short-Term Investments - 26.2%
(Cost $15,036,837)		15,036,837

Total Investments - 124.9%
(Cost $70,187,796)†		71,745,190
Other Assets & Liabilities, Net - (24.9)%		(14,316,645)
NET ASSETS - 100.0%		$57,428,545

Wilshire Variable Insurance Trust	September 30, 2015
Schedules of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 98.3%
19,740	SPDR Barclays High Yield Bond ETF	$703,928
82,500	Vanguard Extended Market ETF(a)	6,734,475
451,980	Vanguard FTSE Developed Markets ETF(a)	16,108,567
136,539	Vanguard FTSE Emerging Markets ETF(a)	4,518,075
34,400	Vanguard Growth ETF	3,449,976
133,100	Vanguard S&P 500 ETF(a)	23,387,001
70,220	Vanguard Scottsdale Funds Intermediate-Term Corporate Bond ETF	5,998,895
30,760	Vanguard Short-Term Inflation-Protected Securities ETF	1,488,169
73,254	Vanguard Total Bond Market ETF	6,001,700

Total Exchange Traded Funds - 98.3%
(Cost $66,037,244)		68,390,786

SHORT-TERM INVESTMENTS (c) - 34.1%
990,179	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	990,179
22,687,604	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (b)	22,687,604

Total Short-Term Investments - 34.1%
(Cost $23,677,783)		23,677,783

Total Investments - 132.4%
(Cost $89,715,027)†		92,068,569
Other Assets & Liabilities, Net - (32.4)%		(22,524,886)
NET ASSETS - 100.0%		$69,543,683

†	The federal tax cost and unrealized appreciation and depreciation at September 30, 2015 for each Fund is as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation

2015 ETF Fund	$37,267,488	$1,963,230	$(1,098,170)
2025 ETF Fund	70,187,796	3,978,989	(2,421,595)
2035 ETF Fund	89,715,027	5,620,940	(3,267,398)

(a)	This security or a partial position of this security is on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $7,545,179, $14,568,732 and $22,642,334, respectively.

(b)	This security was purchased with cash collateral held from securities on loan. The total value of such securities at September 30, 2015 for 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $7,429,736, $14,392,821 and $22,687,604, respectively. The Funds received additional collateral subsequent to period end in excess of the market value of securities on loan.

(c)	Rate shown is the 7-day effective yield as of September 30, 2015.

ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt

As of September 30, 2015, the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

Item 2.                           Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.              Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: November 23, 2015

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 23, 2015